UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C.  20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  June 30, 1999"

Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one.):  [   ]  is a restatement
                         [   ] adds new holdings entries.,

Institutional Investment manager Filing this Report:,

Name:,Investment Research Company
Address:,16236 San Dieguito Road #2-20
,P.O. Box 9210
,"Rancho Santa Fe, CA  92067"

13F File Number:,

The institutional investment manager filing this report and the , person by whom it is signed hereby represent that the person, "signing the report is authorized to submit it, that all", "information contained herein is true, correct and complete, and", "that it is understood that all required items, statements,", "schedules, lists, and tables, are considered integral parts of",,, this form.,,,


Person Signing this Report on Behalf of Reporting Manager:,,,

Name:,Bob Zimmer,,
Title:,Investment Analyst,,
Phone:,619-759-3764,,
"Signature, Place, and Date of Signing:",,,

Bob Zimmer,"Rancho Santa Fe, CA",,30-Jun-99

Report Type  (Check only one.):,,,

[  X  ],13F HOLDINGS REPORT.,,
[       ],13F NOTICE.,,
[       ],13F COMBINATION REPORT.,,

List of Other Managers Reporting for this Manager:,,,

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES,,,
EXCHANGE ACT OF 1934.,,,
      ,,,
FORM 13F SUMMARY PAGE,,,

Report Summary:,,,

Number of Other Included Managers:,,,0

Form 13F Information Table Entry Total:,,,510

Form 13F Information Table Value Total:,,,"$1,233,559",,,,,,,,
      ,,,,,,,,,,,


Form 13F INFORMATION TABLE,,,,,,,,,,,
       ,,,,,,,,,,,
   ,   ,   ,   ,   ,   ,   ,   ,   ,   ,   ,
,,,Value,Shares/,Sh/,Put/,Invstmt,Other,Voting ,,
Name of Issuer,Title of class,CUSIP,(x$1000),Prn Amt,Prn,Call,Dscretn,Managers,Sole,Shared,None
------------------------------,----------------,---------,--------,--------,---,----,-------,------------,--------,--------,--------
A T & T,COM,001957109,7150,128113,SH,,Sole,0,126713,0,1400
Abbott Labs,COM,002824100,14847,327200,SH,,Sole,0,322600,0,4600
Acclaim Entertainment,COM,004325205,368,57800,SH,,Sole,0,0,0,57800
ADC Telecom,COM,000886101,364,8000,SH,,Sole,0,8000,0,0
Adelphia Communication Cl A,COM,006848105,216,3400,SH,,Sole,0,2300,0,1100
Adobe Sys Inc.,COM,00724F101,1298,15800,SH,,Sole,0,14500,0,1300
Adolph Coors,COM,217016104,5034,101700,SH,,Sole,0,94700,0,7000
AFLAC Inc.,COM,001055102,5257,109800,SH,,Sole,0,109000,0,800
Air Products & Chemicals,COM,009158106,1723,42800,SH,,Sole,0,42100,0,700
Airborne Fght,COM,009266107,208,7500,SH,,Sole,0,6200,0,1300
AK Steel Holding Corp.,COM,001547108,421,18700,SH,,Sole,0,8600,0,10100
Alaska Air Group,COM,011659109,785,18800,SH,,Sole,0,10300,0,8500
Albany Intl,COM,012348108,252,12002,SH,,Sole,0,2,0,12000
Albermarle Corp.,COM,012653101,319,13800,SH,,Sole,0,13800,0,0
Alcoa Inc.,COM,013817101,1844,29800,SH,,Sole,0,29600,0,200
Allergan Inc.,COM,018490102,2442,22000,SH,,Sole,0,21100,0,900
Allied - Signal,COM,019512102,1474,23400,SH,,Sole,0,23400,0,0
Allstate,COM,020002101,8688,242186,SH,,Sole,0,239286,0,2900
Alltel Corp.,COM,020039103,1823,25500,SH,,Sole,0,25200,0,300
Altera Corp.,COM,021441100,1020,27700,SH,,Sole,0,25600,0,2100
Ambac Financial Group,COM,023139108,474,8300,SH,,Sole,0,8300,0,0
Amerada Hess,COM,023551104,3106,52200,SH,,Sole,0,51600,0,600
Ameren Corporation,COM,023608102,2045,53300,SH,,Sole,0,53000,0,300
America Online,COM,02364J104,9416,85600,SH,,Sole,0,84500,0,1100
American Bankers Insurance Grp,COM,024456105,1704,31300,SH,,Sole,0,22600,0,8700
American Express,COM,025816109,4203,32300,SH,,Sole,0,32300,0,0
American Financial Group,COM,025932104,644,18900,SH,,Sole,0,18900,0,0
American General,COM,026351106,2457,32600,SH,,Sole,0,31900,0,700
American Home Products,COM,026609107,2576,44900,SH,,Sole,0,43400,0,1500
American Intl. Group,COM,026874107,4577,39033,SH,,Sole,0,38633,0,400
American Power,COM,029066107,366,18200,SH,,Sole,0,14400,0,3800
American Standard,COM,029712106,518,10800,SH,,Sole,0,10100,0,700
Amerisource Health,COM,03071P102,1158,45400,SH,,Sole,0,30100,0,15300
Ameritech,COM,030954101,7938,108000,SH,,Sole,0,106700,0,1300
Ames Department Stores,COM,030789507,397,8700,SH,,Sole,0,0,0,8700
Amgen Com,COM,031162100,16467,270500,SH,,Sole,0,267800,0,2700
Amkor Technologies,COM,031652100,161,15700,SH,,Sole,0,0,0,15700
Amtran Inc.,COM,03234G106,318,12900,SH,,Sole,0,0,0,12900
ANDRX Corp,COM,034551101,386,5000,SH,,Sole,0,0,0,5000
Anheuser - Busch,COM,035229103,6413,90400,SH,,Sole,0,89800,0,600
Apache Corp.,COM,037411105,429,11000,SH,,Sole,0,11000,0,0
Apple Computer,COM,037833100,5905,127500,SH,,Sole,0,123500,0,4000
Applied Materials,COM,038222105,4336,58700,SH,,Sole,0,57400,0,1300
Aprica Healthcare,COM,037933108,573,33700,SH,,Sole,0,23500,0,10200
Arvin Industries,COM,043339100,587,15500,SH,,Sole,0,13300,0,2200
Ashland Inc.,COM,044204105,437,10900,SH,,Sole,0,10400,0,500
Associated Banc Corp.,COM,045487105,473,11400,SH,,Sole,0,9500,0,1900
Associates First Capital Corp,COM,046008108,2824,64000,SH,,Sole,0,64000,0,0
Astoria Financial Corp.,COM,046265104,514,11700,SH,,Sole,0,11700,0,0
Atlantic Richfield,COM,048825103,1521,18200,SH,,Sole,0,17100,0,1100
Automatic Data Proc.,COM,053015103,282,6400,SH,,Sole,0,6400,0,0
Avery Dennison,COM,053611109,616,10200,SH,,Sole,0,9900,0,300
Avis Rent a Car Inc.,COM,053790101,210,7200,SH,,Sole,0,0,0,7200
AVX Corp.,COM,002444107,288,11800,SH,,Sole,0,11800,0,0
Ball Corp.,COM,058498106,2455,58100,SH,,Sole,0,48600,0,9500
Banc One Corp.,COM,06423A103,9585,160919,SH,,Sole,0,159918,0,1001
Bank New York,COM,064057102,3041,82900,SH,,Sole,0,82000,0,900
Bank of America Corp.,COM,060505104,7410,101080,SH,,Sole,0,99157,0,1923
Bank of Boston,COM,06605R106,706,13800,SH,,Sole,0,13200,0,600
"Bard (C.R.), Inc.",COM,067383109,3581,74900,SH,,Sole,0,73000,0,1900
Bausch & Lomb,COM,071707103,505,6600,SH,,Sole,0,6200,0,400
Baxter Int,COM,071813109,364,6000,SH,,Sole,0,6000,0,0
BB&T Corporation,COM,054937107,429,11700,SH,,Sole,0,11300,0,400
Bear Stearns Cos.,COM,073902108,547,11701,SH,,Sole,0,11701,0,0
BEC Energy,COM,05538M101,227,5500,SH,,Sole,0,0,0,5500
Bed Bath & Beyond,COM,075896100,281,7300,SH,,Sole,0,7300,0,0
Bell Atlantic,COM,077853109,1634,25000,SH,,Sole,0,25000,0,0
BellSouth,COM,079860102,9797,212400,SH,,Sole,0,211700,0,700
Bergen Brunswig,COM,083739102,933,54100,SH,,Sole,0,40200,0,13900
Best Buy,COM,086516101,5042,74700,SH,,Sole,0,72900,0,1800
Bindley Western Industries,COM,090324104,300,13000,SH,,Sole,0,0,0,13000
Biogen Inc.,COM,090597105,2322,36100,SH,,Sole,0,34400,0,1700
BJ's Wholesale,COM,05548J106,914,30400,SH,,Sole,0,30400,0,0
BMC Software,COM,055921100,335,6200,SH,,Sole,0,6200,0,0
Boeing Company,COM,097023105,550,12500,SH,,Sole,0,12500,0,0
Boise Cascade,COM,097383103,3387,79000,SH,,Sole,0,64800,0,14200
Boise Cascade Office,COM,097403109,134,11400,SH,,Sole,0,0,0,11400
Borg-Warner Automotive,COM,099724106,484,8800,SH,,Sole,0,6000,0,2800
Boston Scientific,COM,101137107,1832,41700,SH,,Sole,0,41200,0,500
Briggs & Stratton,COM,109043109,837,14500,SH,,Sole,0,9600,0,4900
Brinker Intl,COM,109641100,608,22100,SH,,Sole,0,17800,0,4300
Bristol - Myers,COM,110122108,24076,341800,SH,,Sole,0,337600,0,4200
Broadvision,COM,111412102,509,6900,SH,,Sole,0,6500,0,400
Browning Ferris,COM,115885105,413,9600,SH,,Sole,0,9600,0,0
Brunswick Corp.,COM,117043109,3050,109400,SH,,Sole,0,97300,0,12100
Buffets Inc.,COM,119882108,347,30200,SH,,Sole,0,23100,0,7100
Burlington Northern,COM,12189T104,697,22500,SH,,Sole,0,22500,0,0
Calpine Corporation,COM,131347106,491,9100,SH,,Sole,0,0,0,9100
Campbell Soup,COM,134429109,202,4500,SH,,Sole,0,4500,0,0
Carnival Corporation,COM,143658102,2658,54800,SH,,Sole,0,54100,0,700
Carolina Power,COM,144141108,248,5800,SH,,Sole,0,5800,0,0
Caterpillar Inc.,COM,149123101,2652,44200,SH,,Sole,0,44200,0,0
CBS Corp,COM,12490K107,304,7000,SH,,Sole,0,7000,0,0
Cellular Comm of Puerto Rico,COM,15116N108,202,7100,SH,,Sole,0,0,0,7100
Centex Corp.,COM,152312104,1683,44800,SH,,Sole,0,41000,0,3800
Centocor Inc.,COM,152342101,266,5700,SH,,Sole,0,5700,0,0
Central & Southwest,COM,152357109,603,25800,SH,,Sole,0,25800,0,0
Century Communications Cl. A,COM,156503104,1090,23700,SH,,Sole,0,13500,0,10200
Centurytel Inc.,COM,156700106,417,10500,SH,,Sole,0,10500,0,0
Charter One Financial,COM,160903100,239,8610,SH,,Sole,0,8610,0,0
Chase Manhattan,COM,16161A108,14627,169100,SH,,Sole,0,166600,0,2500
Chattem Inc.,COM,162456107,251,7900,SH,,Sole,0,0,0,7900
Chevron Corp.,COM,166751107,713,7500,SH,,Sole,0,7500,0,0
Chicago Title Corporation,COM,168228104,218,6100,SH,,Sole,0,0,0,6100
Chubb Corp.,COM,171232101,1654,23800,SH,,Sole,0,22900,0,900
Church & Dwight,COM,171340102,396,9100,SH,,Sole,0,9100,0,0
Cigna Corp.,COM,125509109,6488,72900,SH,,Sole,0,71500,0,1400
Cincinnati Bell,COM,171870108,247,9900,SH,,Sole,0,9900,0,0
Cintas Corp.,COM,172908105,551,8200,SH,,Sole,0,8200,0,0
Circuit City Stores,COM,172737108,688,7400,SH,,Sole,0,7300,0,100
Cisco Systems,COM,17275R102,19687,305524,SH,,Sole,0,299663,0,5861
Citigroup,COM,172967101,16569,348820,SH,,Sole,0,344020,0,4800
Citrix Systems,COM,177376100,554,9800,SH,,Sole,0,9800,0,0
City National Corp.,COM,178566105,539,14400,SH,,Sole,0,5100,0,9300
Clorox Co.,COM,189054109,1250,11700,SH,,Sole,0,11500,0,200
CMP group Inc,COM,125887109,340,13000,SH,,Sole,0,13000,0,0
CNF Transportation,COM,12612W104,293,7600,SH,,Sole,0,7600,0,0
Coca Cola Co.,COM,191216100,4569,73700,SH,,Sole,0,72800,0,900
Coca Cola Enterprises,COM,191219104,491,16500,SH,,Sole,0,16500,0,0
Columbia Healthcare Corp,COM,197677107,5694,249600,SH,,Sole,0,247200,0,2400
Comcast Cp A,COM,200300200,15686,408100,SH,,Sole,0,403300,0,4800
Comdisco Inc.,COM,200336105,2082,81250,SH,,Sole,0,56850,0,24400
Compaq Computer,COM,204493100,275,11600,SH,,Sole,0,11600,0,0
Compass Bancshares,COM,20449H109,425,15600,SH,,Sole,0,15600,0,0
Computer Assoc,COM,204912109,985,18000,SH,,Sole,0,18000,0,0
ConAgra Inc.,COM,205887102,6536,245500,SH,,Sole,0,243600,0,1900
Concord EFS,COM,206197105,922,21800,SH,,Sole,0,21800,0,0
Conectiv Inc.,COM,206829103,747,30200,SH,,Sole,0,30200,0,0
Conexant Sys.,COM,207142100,604,10400,SH,,Sole,0,6500,0,3900
Conoco Inc.,COM,208251306,468,16800,SH,,Sole,0,16800,0,0
Consolidated Freightways CRP,COM,209232107,152,11800,SH,,Sole,0,0,0,11800
Consolidated Papers,COM,209759109,334,12500,SH,,Sole,0,12500,0,0
Constellation Energy,COM,210371100,320,10800,SH,,Sole,0,10800,0,0
Continental Airlines - B,COM,210795308,485,12900,SH,,Sole,0,6900,0,6000
Convergys Corp.,COM,212485106,690,35600,SH,,Sole,0,35600,0,0
Converse Technology,COM,205862402,740,9800,SH,,Sole,0,8650,0,1150
Cordant Technologies Inc.,COM,218412104,854,18900,SH,,Sole,0,18900,0,0
Corning Inc.,COM,219350105,1718,24500,SH,,Sole,0,24200,0,300
Costco,COM,22160Q102,1585,19800,SH,,Sole,0,19500,0,300
Cox Communications,COM,224044107,280,7601,SH,,Sole,0,7601,0,0
Crompton & Knowles,COM,227111101,549,27800,SH,,Sole,0,27800,0,0
Crown Cork & Seal,COM,228255105,214,7500,SH,,Sole,0,7500,0,0
CSG Systems Intl Inc.,COM,126349109,254,9700,SH,,Sole,0,8400,0,1300
CSX Corp.,COM,126408103,249,5500,SH,,Sole,0,5500,0,0
Cummins Engine,COM,231021106,3416,59800,SH,,Sole,0,59300,0,500
CVS Corporation,COM,126650100,1994,39300,SH,,Sole,0,39300,0,0
Cypress Semiconductor,COM,232806109,481,28100,SH,,Sole,0,28100,0,0
Cytec Industries,COM,232820100,202,6400,SH,,Sole,0,6400,0,0
D R Horton,COM,23331A109,228,13700,SH,,Sole,0,0,0,13700
Danaher Corp.,COM,235851102,320,5500,SH,,Sole,0,5400,0,100
Darden Restaurants Inc.,COM,237194105,567,26000,SH,,Sole,0,9600,0,16400
Dayton Hudson,COM,239753106,9568,147200,SH,,Sole,0,146200,0,1000
Dell Computer Corp.,COM,247025109,8325,225000,SH,,Sole,0,222000,0,3000
Delphi Automotive Systems Corp,COM,247126105,1831,98967,SH,,Sole,0,97640,0,1327
Delta Air Lines,COM,247361108,4898,85000,SH,,Sole,0,84000,0,1000
Dendrite International,COM,248239105,332,9200,SH,,Sole,0,0,0,9200
Detroit Edison,COM,233331107,1076,26400,SH,,Sole,0,25600,0,800
Dexter Corp.,COM,252165105,600,14700,SH,,Sole,0,10700,0,4000
Diamond Offshore,COM,25271C102,1371,48300,SH,,Sole,0,40700,0,7600
Dollar Thrifty,COM,256743105,207,8900,SH,,Sole,0,0,0,8900
Dollar Tree Stores,COM,256747106,216,4900,SH,,Sole,0,4900,0,0
Dow Chemical,COM,260543103,15961,125800,SH,,Sole,0,124300,0,1500
DPL Inc.,COM,233293109,252,13600,SH,,Sole,0,12200,0,1400
Dycom Industries,COM,267475101,448,8000,SH,,Sole,0,0,0,8000
Dynegy,COM,26816L102,236,11600,SH,,Sole,0,11600,0,0
E M C Corp.,COM,268648102,9042,164400,SH,,Sole,0,162000,0,2400
E* Trade Group,COM,269246104,743,18600,SH,,Sole,0,18600,0,0
Eastman Chemical Co.,COM,277432100,569,11000,SH,,Sole,0,11000,0,0
Eastman Kodak,COM,277461109,332,4900,SH,,Sole,0,4300,0,600
Edison International,COM,281020107,631,23600,SH,,Sole,0,21400,0,2200
Electronic Arts,COM,285512109,467,8600,SH,,Sole,0,8600,0,0
Electronic Data Systems,COM,285661104,3126,55200,SH,,Sole,0,55200,0,0
Electronics for Imaging,COM,286082102,390,7600,SH,,Sole,0,6200,0,1400
Emerson Electric,COM,291011104,277,4400,SH,,Sole,0,4400,0,0
Energy East Corp.,COM,29266M109,426,16400,SH,,Sole,0,16400,0,0
Engelhard Corp.,COM,292845104,378,16700,SH,,Sole,0,16700,0,0
Enron Corp.,COM,293561106,2485,30400,SH,,Sole,0,30000,0,400
Enron Oil & Gas,COM,293562104,547,27000,SH,,Sole,0,4400,0,22600
Ensco International,COM,26874Q100,1559,78200,SH,,Sole,0,71400,0,6800
Entergy Corp.,COM,29364G103,1572,50300,SH,,Sole,0,48900,0,1400
Ethyl Corp.,COM,297659104,692,115300,SH,,Sole,0,100000,0,15300
Everest Reinsurance,COM,299808105,913,28000,SH,,Sole,0,19400,0,8600
Express Scropts Inc Cl A,COM,302182100,313,5200,SH,,Sole,0,3200,0,2000
Exxon Mobile Corp.,COM,302290101,18348,237900,SH,,Sole,0,235000,0,2900
Family Dollar Stores,COM,307000109,473,19700,SH,,Sole,0,15600,0,4100
Fannie Mae,COM,313586109,16530,242200,SH,,Sole,0,239200,0,3000
Federal Express,COM,31304N107,700,12900,SH,,Sole,0,12500,0,400
Federal Home Loan,COM,313400301,3921,67600,SH,,Sole,0,66800,0,800
Federated Department Stores,COM,31410H101,4203,79400,SH,,Sole,0,78400,0,1000
Ferro Corp.,COM,315405100,463,16850,SH,,Sole,0,10550,0,6300
Fifth Third Bancorp,COM,316773100,652,9800,SH,,Sole,0,9800,0,0
Finova Group Inc,COM,317928109,247,4700,SH,,Sole,0,4200,0,500
First Data Corp.,COM,319963104,5496,112300,SH,,Sole,0,112000,0,300
First Tennessee National,COM,337162101,839,21900,SH,,Sole,0,21900,0,0
First Union Corp.,COM,337358105,3907,82900,SH,,Sole,0,81700,0,1200
First Virginia Banks,COM,337477103,562,11450,SH,,Sole,0,9350,0,2100
Firstar Corp.,COM,33763V109,4225,150900,SH,,Sole,0,146300,0,4600
Fleet Boston Corp.,COM,338915101,12128,273300,SH,,Sole,0,270700,0,2600
Florida Progress,COM,341109106,405,9800,SH,,Sole,0,9800,0,0
FMC Corp.,COM,302491303,3347,49000,SH,,Sole,0,42500,0,6500
Food Lion - A,COM,344775200,217,18300,SH,,Sole,0,18300,0,0
Foodmaker Inc.,COM,344839204,392,13800,SH,,Sole,0,0,0,13800
Ford Motor,COM,345370100,19798,350800,SH,,Sole,0,346500,0,4300
Fortune Brands,COM,349631101,2677,64700,SH,,Sole,0,63700,0,1000
Freeport-McMoran Copper ClB,COM,35671D857,472,26300,SH,,Sole,0,22500,0,3800
Frontier Corp.,COM,35906P105,956,16300,SH,,Sole,0,16300,0,0
Galileo International,COM,363547100,449,8400,SH,,Sole,0,8400,0,0
Gap (The),COM,364760108,5871,116550,SH,,Sole,0,115500,0,1050
Gatx Corp.,COM,361448103,1979,52000,SH,,Sole,0,41700,0,10300
Gencorp,COM,368682100,603,23900,SH,,Sole,0,17100,0,6800
General Electric,COM,369604103,23572,208600,SH,,Sole,0,206000,0,2600
General Instr Corp.,COM,370120107,3391,79800,SH,,Sole,0,78800,0,1000
General Mills,COM,370334104,1053,13100,SH,,Sole,0,12600,0,500
General Motors,COM,370442105,9497,143900,SH,,Sole,0,142100,0,1800
General Pub Utils,COM,36225X100,2063,48900,SH,,Sole,0,48700,0,200
Genzyme Corp.,COM,372917104,344,7100,SH,,Sole,0,7100,0,0
Georgia - Pacific,COM,373298108,3264,68900,SH,,Sole,0,67900,0,1000
Georgia Pacific Timber,COM,373298702,230,9100,SH,,Sole,0,9100,0,0
GO 2 Net,COM,383486107,248,2700,SH,,Sole,0,2200,0,500
Golden State Bancorp,COM,381197102,724,32200,SH,,Sole,0,32200,0,0
Golden West Fin'l.,COM,381317106,833,8500,SH,,Sole,0,8400,0,100
Great Lakes Chemical,COM,390568103,2598,56400,SH,,Sole,0,52100,0,4300
GTE Corp.,COM,362320103,9558,126600,SH,,Sole,0,124800,0,1800
GTech Holdings,COM,400518106,349,14800,SH,,Sole,0,14800,0,0
Guess? Inc.,COM,401617105,196,14200,SH,,Sole,0,0,0,14200
Guidant Corp,COM,401698105,1769,34600,SH,,Sole,0,34200,0,400
Harcourt General,COM,41163G101,1140,22100,SH,,Sole,0,20000,0,2100
Harley Davidson Inc.,COM,412822108,1294,23800,SH,,Sole,0,23800,0,0
Hartford Financial Svcs Grp,COM,416515104,3096,53100,SH,,Sole,0,53100,0,0
Hasbro Inc.,COM,418056107,779,27900,SH,,Sole,0,26800,0,1100
Healthsouth Rehabilitaion,COM,421924101,416,28000,SH,,Sole,0,28000,0,0
Heller Financial Inc.,COM,423328103,261,9400,SH,,Sole,0,3400,0,6000
Hertz Corp - A,COM,428040109,595,9600,SH,,Sole,0,9600,0,0
Hewlett - Packard,COM,428236103,7537,75000,SH,,Sole,0,74500,0,500
Hibernia Corp.,COM,428656102,206,13100,SH,,Sole,0,9400,0,3700
Hollinger International,COM,435569108,328,27600,SH,,Sole,0,7300,0,20300
Hollywood Entertainment,COM,436141105,215,11000,SH,,Sole,0,0,0,11000
Home Depot,COM,437076102,11038,171304,SH,,Sole,0,169504,0,1800
Honeywell,COM,438506107,1402,12100,SH,,Sole,0,12100,0,0
Hormel Foods,COM,440452100,576,14300,SH,,Sole,0,14300,0,0
Houghton Mifflin,COM,441560109,320,6800,SH,,Sole,0,6800,0,0
Howmet International,COM,443208103,302,17600,SH,,Sole,0,13900,0,3700
Hubbell Inc Class B,COM,443510201,269,6200,SH,,Sole,0,6200,0,0
Huntington Banc,COM,446150104,245,7000,SH,,Sole,0,7000,0,0
IBP Inc.,COM,449223106,2774,116800,SH,,Sole,0,90600,0,26200
Ikon,COM,451713101,963,64200,SH,,Sole,0,64200,0,0
Imation Corp,COM,45245A107,303,12200,SH,,Sole,0,11400,0,800
Immunex,COM,452528102,357,2800,SH,,Sole,0,2000,0,800
Informix,COM,456779107,170,19900,SH,,Sole,0,14700,0,5200
Ingersoll - Rand,COM,456866102,1273,19700,SH,,Sole,0,19300,0,400
Integrated Device Tech.,COM,458118106,188,17300,SH,,Sole,0,17300,0,0
Intel Corp.,COM,458140100,25835,434200,SH,,Sole,0,429400,0,4800
International Network Services,COM,460053101,487,12050,SH,,Sole,0,8000,0,4050
Intertan Inc.,COM,461120107,210,10500,SH,,Sole,0,0,0,10500
Intimate Brands Inc.,COM,461156101,941,19865,SH,,Sole,0,13365,0,6500
Int'l Business Mach.,COM,459200101,37017,286400,SH,,Sole,0,282800,0,3600
Int'l Paper,COM,460146103,278,5500,SH,,Sole,0,5500,0,0
Intuit Inc.,COM,461202103,712,7900,SH,,Sole,0,7200,0,700
IVAX Corp.,COM,465823102,573,40600,SH,,Sole,0,40600,0,0
J.P. Morgan & Co.,COM,616880100,2894,20600,SH,,Sole,0,20400,0,200
Jabil Circuit Inc,COM,466313103,226,5000,SH,,Sole,0,3000,0,2000
Johnson & Johnson,COM,478160104,8173,83400,SH,,Sole,0,81100,0,2300
Johnson Controls,COM,478366107,3660,52800,SH,,Sole,0,52300,0,500
Jones Apparel Group,COM,480074103,345,10052,SH,,Sole,0,10052,0,0
Jostens,COM,481088102,303,14400,SH,,Sole,0,14400,0,0
K Mart,COM,482584109,1520,92100,SH,,Sole,0,92100,0,0
Kaman Corp. Cl A,COM,483548103,218,13900,SH,,Sole,0,0,0,13900
Kaufman & Broad Home,COM,486168107,1400,56300,SH,,Sole,0,47400,0,8900
Kelly Services,COM,488152208,565,17600,SH,,Sole,0,17600,0,0
KeyCorp,COM,493267108,777,24200,SH,,Sole,0,24200,0,0
King World Productions,COM,495667107,254,7300,SH,,Sole,0,0,0,7300
KLA-Tencor,COM,482480100,402,6200,SH,,Sole,0,6100,0,100
Kohls Corp.,COM,500255104,607,7900,SH,,Sole,0,7900,0,0
Laboratory Crp of Amer Holding,COM,50540R102,56,19500,SH,,Sole,0,0,0,19500
Lafarge Corp,COM,505862102,588,16600,SH,,Sole,0,13500,0,3100
Landstar Sys. Inc.,COM,515098101,249,6900,SH,,Sole,0,0,0,6900
Lear Corporation,COM,521865105,373,7500,SH,,Sole,0,7500,0,0
Legato Systems Inc,COM,524651106,295,5100,SH,,Sole,0,4600,0,500
Lehman Brothers,COM,524908100,528,8500,SH,,Sole,0,8500,0,0
Level 3 Communications,COM,52729N100,420,7000,SH,,Sole,0,7000,0,0
Lexmark International - A,COM,529771107,1565,23900,SH,,Sole,0,23900,0,0
Lilly (Eli) & Co.,COM,532457108,9662,134900,SH,,Sole,0,133000,0,1900
Lincare Holdings,COM,532791100,512,20500,SH,,Sole,0,20500,0,0
Lincoln National,COM,534187109,1381,26400,SH,,Sole,0,25200,0,1200
Linear Technology,COM,535678106,1063,15800,SH,,Sole,0,15800,0,0
Litton Inds.,COM,538021106,354,4900,SH,,Sole,0,4900,0,0
Longs Drug Stores,COM,543162101,539,15600,SH,,Sole,0,15600,0,0
Louisiana Pacific,COM,546347105,255,10700,SH,,Sole,0,8000,0,2700
Lowe's Cos.,COM,548661107,2494,44000,SH,,Sole,0,43100,0,900
LSI Logic Corp.,COM,502161102,696,15100,SH,,Sole,0,14800,0,300
Lubrizol Corp.,COM,549271104,401,14700,SH,,Sole,0,14700,0,0
Lucent Technology,COM,549463107,31146,461855,SH,,Sole,0,456119,0,5736
Mandalay Resort Group,COM,172909103,462,21800,SH,,Sole,0,19600,0,2200
Mark IV Ind,COM,570387100,450,21300,SH,,Sole,0,21300,0,0
Marriott Int'l New,COM,571903202,370,9900,SH,,Sole,0,9900,0,0
Marsh & McLennan,COM,571748102,545,7200,SH,,Sole,0,7200,0,0
Marshall & Ilsley,COM,571834100,605,9400,SH,,Sole,0,9400,0,0
Martin Marietta Materials,COM,573284106,407,6900,SH,,Sole,0,5800,0,1100
Masco Corp.,COM,574599106,292,10100,SH,,Sole,0,10100,0,0
Maxim Integrated Products,COM,57772K101,698,10500,SH,,Sole,0,10500,0,0
Maxxam Inc.,COM,577913106,445,6900,SH,,Sole,0,4000,0,2900
Maytag Co.,COM,578592107,558,8000,SH,,Sole,0,7900,0,100
MBNA Corp.,COM,55262L100,1148,37500,SH,,Sole,0,36600,0,900
McCormick & Co.,COM,579780206,483,15300,SH,,Sole,0,15300,0,0
McDermott Int'l,COM,580037109,766,27100,SH,,Sole,0,27100,0,0
McDonald's Corp.,COM,580135101,3594,87400,SH,,Sole,0,87400,0,0
McGraw-Hill,COM,580645109,1516,28100,SH,,Sole,0,27900,0,200
"MCI-Worldcom, Inc.",COM,55268B106,14166,164600,SH,,Sole,0,162500,0,2100
Media General Inc Class A,COM,584404107,275,5400,SH,,Sole,0,5400,0,0
Mediaone Group Inc.,COM,58440J104,5697,76600,SH,,Sole,0,76400,0,200
Medimmune Inc.,COM,584699102,1274,18800,SH,,Sole,0,16900,0,1900
Mercantile Bankshares,COM,587405101,805,22750,SH,,Sole,0,22750,0,0
Merck & Co.,COM,589331107,11603,157600,SH,,Sole,0,155700,0,1900
Meritor Automotive,COM,59000G100,1306,51200,SH,,Sole,0,36600,0,14600
Merrill Lynch,COM,590188108,7648,96200,SH,,Sole,0,95400,0,800
Micron Technology,COM,595112103,863,21300,SH,,Sole,0,21000,0,300
Microsoft,COM,594918104,39818,441500,SH,,Sole,0,436000,0,5500
Midamerican Energy Com.,COM,59562V107,1167,33700,SH,,Sole,0,33700,0,0
Mobil Corp.,COM,607059102,7367,74600,SH,,Sole,0,73700,0,900
Modis Professional Srvcs,COM,607830106,208,15300,SH,,Sole,0,15300,0,0
Mohawk Industries,COM,608190104,276,9100,SH,,Sole,0,4500,0,4600
Monsanto Company,COM,611662107,1183,29900,SH,,Sole,0,29200,0,700
Montana Power,COM,612085100,303,4300,SH,,Sole,0,4300,0,0
"Morgan Stanley, Dean Witter",COM,617446448,15853,154475,SH,,Sole,0,152510,0,1965
Motorola Inc.,COM,620076109,2473,26100,SH,,Sole,0,25400,0,700
Murphy Oil Corp.,COM,626717102,927,19000,SH,,Sole,0,19000,0,0
Musicland Stores,COM,62758B109,139,14600,SH,,Sole,0,0,0,14600
Mylan Labs,COM,628530107,289,10900,SH,,Sole,0,10900,0,0
Nabisco Group Holdings,COM,62952P102,3903,199500,SH,,Sole,0,197200,0,2300
Nabisco Holdings Corp Cl A,COM,629526104,714,16600,SH,,Sole,0,9200,0,7400
Nacco Ind. Cl A,COM,629579103,588,8000,SH,,Sole,0,6400,0,1600
National City Corp,COM,635405103,1382,21100,SH,,Sole,0,20700,0,400
National Service Ind.,COM,637657107,326,8800,SH,,Sole,0,8800,0,0
Navistar Intl,COM,63934E108,730,14600,SH,,Sole,0,14500,0,100
NCR Corp,COM,62886E108,761,15600,SH,,Sole,0,15600,0,0
Network Associates,COM,640938106,216,14700,SH,,Sole,0,10700,0,4000
"Nisource, Inc.",COM,65473P105,924,35800,SH,,Sole,0,35800,0,0
Noble Affiliates,COM,654894104,499,17700,SH,,Sole,0,13400,0,4300
Nortel Networks Ltd.,COM,656569100,5191,59800,SH,,Sole,0,59800,0,0
Novell,COM,670006105,4301,162300,SH,,Sole,0,160500,0,1800
NVR Inc.,COM,62944T105,282,5400,SH,,Sole,0,0,0,5400
Occidental Petroleum,COM,674599105,325,15400,SH,,Sole,0,15400,0,0
Office Depot,COM,676220106,3044,137950,SH,,Sole,0,137450,0,500
Ogden Corp.,COM,676346109,725,26900,SH,,Sole,0,11600,0,15300
Oklahoma Gas & Electric,COM,670837103,482,20300,SH,,Sole,0,9600,0,10700
Old Kent Financial Corp,COM,679833103,517,12345,SH,,Sole,0,9845,0,2500
Omnicom Group,COM,681919106,1496,18700,SH,,Sole,0,18500,0,200
ONEOK Inc.,COM,682680103,772,24300,SH,,Sole,0,19600,0,4700
Oracle Systems,COM,68389X105,8043,216650,SH,,Sole,0,215000,0,1650
Owens & Minor,COM,690732102,130,11800,SH,,Sole,0,0,0,11800
Oxford Health Plans,COM,691471106,423,27200,SH,,Sole,0,27200,0,0
PACCAR Inc.,COM,693718108,1078,20200,SH,,Sole,0,19700,0,500
Pacific Century Financial,COM,694058108,671,31100,SH,,Sole,0,22500,0,8600
Pacific Gas & Elec.,COM,69331C108,6757,208300,SH,,Sole,0,206700,0,1600
Pacificare Health Systems,COM,695112102,1446,20100,SH,,Sole,0,20100,0,0
Paine Webber Group,COM,695629105,453,9700,SH,,Sole,0,9700,0,0
Patterson Energy Inc.,COM,703414102,111,11200,SH,,Sole,0,0,0,11200
Paychex Inc.,COM,704326107,531,16650,SH,,Sole,0,16650,0,0
Peco Energy Co.,COM,693304107,3706,88500,SH,,Sole,0,87200,0,1300
Pentair,COM,709631105,457,10000,SH,,Sole,0,10000,0,0
Peoples Bank Bridgeport,COM,710198102,298,9800,SH,,Sole,0,9800,0,0
Peoples Energy,COM,711030106,249,6600,SH,,Sole,0,6600,0,0
"Pfizer, Inc.",COM,717081103,4077,37400,SH,,Sole,0,36800,0,600
Pharmacia & Upjohn,COM,716941109,222,3900,SH,,Sole,0,3900,0,0
Philip Morris,COM,718154107,8162,203100,SH,,Sole,0,203100,0,0
Pilgrims Pride Corp Cl B,COM,721467108,249,8300,SH,,Sole,0,0,0,8300
Pinnacle West Capital,COM,723484101,539,13400,SH,,Sole,0,13400,0,0
Pioneer Standard,COM,723877106,156,13000,SH,,Sole,0,0,0,13000
Pitney - Bowes,COM,724479100,777,12100,SH,,Sole,0,12100,0,0
Pittston Brinks Group,COM,725701106,425,15900,SH,,Sole,0,15900,0,0
PNC Financial,COM,693475105,5359,93000,SH,,Sole,0,92100,0,900
Polycom Inc.,COM,73172K104,398,10200,SH,,Sole,0,0,0,10200
Praxair,COM,74005P104,2153,44000,SH,,Sole,0,43400,0,600
Premark Intl.,COM,740459102,1177,31400,SH,,Sole,0,25300,0,6100
Procter & Gamble,COM,742718109,3133,35100,SH,,Sole,0,34900,0,200
Protective Life Corp,COM,743674103,585,17200,SH,,Sole,0,9800,0,7400
Providian Corp.,COM,74406A102,2830,30350,SH,,Sole,0,29800,0,550
Pub Serv Enterp Inc,COM,744573106,5314,130200,SH,,Sole,0,129400,0,800
Public Service of New Mex,COM,744499104,324,16300,SH,,Sole,0,16300,0,0
Puget Sound Power & Light,COM,745332106,588,24300,SH,,Sole,0,24300,0,0
Pulte Corp.,COM,745867101,943,40900,SH,,Sole,0,33900,0,7000
QLogic Corporation,COM,747277101,660,5000,SH,,Sole,0,0,0,5000
Quaker Oats,COM,747402105,339,5100,SH,,Sole,0,5100,0,0
Qualcomm,COM,747525103,2196,15300,SH,,Sole,0,14500,0,800
QWest Communications,COM,749121109,397,12000,SH,,Sole,0,12000,0,0
Rational Software,COM,75409P202,478,14500,SH,,Sole,0,11900,0,2600
Reinsurance Group Amer.,COM,759351109,954,27050,SH,,Sole,0,21500,0,5550
Resource Bancshares,COM,761197102,112,10900,SH,,Sole,0,0,0,10900
Reynolds & Reynolds,COM,761695105,953,40900,SH,,Sole,0,29700,0,11200
RJ Reynolds Tobacco Holdings,COM,76182K105,2111,66495,SH,,Sole,0,65729,0,766
Rockwell Int'l,COM,773903109,729,12000,SH,,Sole,0,12000,0,0
Rohm & Haas,COM,775371107,210,4900,SH,,Sole,0,4900,0,0
Roslyn Bancorp,COM,778162107,458,26655,SH,,Sole,0,17900,0,8755
Royal Dutch Petroleum,COM,780257804,1133,18800,SH,,Sole,0,18500,0,300
Ruddick Corp,COM,781258108,248,12400,SH,,Sole,0,12400,0,0
Ryerson Tull Inc.,COM,78375P107,377,16700,SH,,Sole,0,10500,0,6200
Ryland Group,COM,783764103,368,12400,SH,,Sole,0,0,0,12400
Sabre Group Holdings,COM,785905100,1203,17500,SH,,Sole,0,13100,0,4400
SAFECO Corp.,COM,786429100,2948,66800,SH,,Sole,0,66600,0,200
Safeguard Scientifics,COM,786449108,365,5800,SH,,Sole,0,1300,0,4500
Safety Kleen,COM,78648R203,181,10000,SH,,Sole,0,10000,0,0
SBC Communications,COM,78387G103,7311,126058,SH,,Sole,0,123858,0,2200
Schering-Plough,COM,806605101,17446,332300,SH,,Sole,0,327700,0,4600
Scholastic Corp.,COM,807066105,233,4600,SH,,Sole,0,4600,0,0
Schulman A,COM,808194104,192,11200,SH,,Sole,0,11200,0,0
"Schwab, Charles",COM,808513105,4240,38900,SH,,Sole,0,38400,0,500
SCI Systems,COM,783890106,336,7100,SH,,Sole,0,5700,0,1400
Scientific-Atlanta,COM,808655104,266,7400,SH,,Sole,0,7400,0,0
SDL Inc.,COM,784076101,235,4600,SH,,Sole,0,3800,0,800
Seagate Technology,COM,811804103,1389,54200,SH,,Sole,0,53800,0,400
Seagram Ltd.,COM,811850106,338,6700,SH,,Sole,0,6700,0,0
Shared Medical Systems,COM,819486101,333,5100,SH,,Sole,0,5100,0,0
Shaw Industries,COM,820286102,584,33400,SH,,Sole,0,29900,0,3500
Shopko Stores,COM,824911101,274,7500,SH,,Sole,0,0,0,7500
"Siebel Systems, Inc.",COM,826170102,1419,21400,SH,,Sole,0,19800,0,1600
Solectron Corp.,COM,834182107,1641,24600,SH,,Sole,0,24300,0,300
Solutia Inc.,COM,834376105,350,16400,SH,,Sole,0,16400,0,0
Southdown Inc.,COM,841297104,424,6600,SH,,Sole,0,6600,0,0
Southwest Airlines,COM,844741108,900,28900,SH,,Sole,0,28500,0,400
Southwest Bancorp TX,COM,84476R109,257,14300,SH,,Sole,0,0,0,14300
Springs Inds. Inc.,COM,851783100,2932,67200,SH,,Sole,0,62100,0,5100
Sprint Corp.,COM,852061100,5252,99100,SH,,Sole,0,98300,0,800
SPX Corp,COM,784635104,326,3900,SH,,Sole,0,3900,0,0
Staples,COM,855030102,1377,44500,SH,,Sole,0,44000,0,500
Stoneridge Inc.,COM,86183P102,153,10900,SH,,Sole,0,0,0,10900
Sun Microsystems,COM,866810104,5923,86000,SH,,Sole,0,84700,0,1300
Sungard Data Systems,COM,867363103,355,10300,SH,,Sole,0,10300,0,0
SunTrust Banks,COM,867914103,403,5800,SH,,Sole,0,5800,0,0
Super Valu Stores,COM,868536103,8673,335200,SH,,Sole,0,319700,0,15500
Sybase Inc.,COM,871130100,220,20000,SH,,Sole,0,0,0,20000
Symantec Corp.,COM,871503108,217,8500,SH,,Sole,0,7300,0,1200
Symbol Technologies,COM,871508107,293,7950,SH,,Sole,0,6900,0,1050
Synopsys Inc.,COM,871607107,226,4100,SH,,Sole,0,4100,0,0
T Rowe Price,COM,741477103,437,11400,SH,,Sole,0,11400,0,0
Tandy Corp.,COM,875382103,870,17800,SH,,Sole,0,17600,0,200
TCA Cable TV,COM,872241104,960,17300,SH,,Sole,0,17300,0,0
TCI Music Inc. Cl - A,COM,87229N101,336,9500,SH,,Sole,0,0,0,9500
Tecumseh Prods,COM,878895200,539,8900,SH,,Sole,0,2700,0,6200
Tellabs Inc,COM,879664100,2142,31700,SH,,Sole,0,31300,0,400
Temple-Inland,COM,879868107,2601,37900,SH,,Sole,0,37500,0,400
Teradyne Inc.,COM,880770102,883,12300,SH,,Sole,0,11200,0,1100
Terex Corporation,COM,880779103,268,8800,SH,,Sole,0,0,0,8800
Texaco Inc.,COM,881694103,923,14800,SH,,Sole,0,14800,0,0
Texas Instruments,COM,882508104,2678,18600,SH,,Sole,0,18200,0,400
Texas Utilities,COM,882848104,3091,74600,SH,,Sole,0,74300,0,300
Tidewater Inc.,COM,886423102,265,8700,SH,,Sole,0,7100,0,1600
Tiffany & Co.,COM,886547108,685,7100,SH,,Sole,0,6300,0,800
Time Warner,COM,887315109,19195,264300,SH,,Sole,0,261100,0,3200
TJX,COM,872540109,986,29600,SH,,Sole,0,29200,0,400
TMP Worldwide,COM,872941109,464,7300,SH,,Sole,0,3300,0,4000
TNP Enterprises,COM,872594106,279,7700,SH,,Sole,0,0,0,7700
Trans World Entertainment,COM,89336Q100,128,11400,SH,,Sole,0,0,0,11400
Transamerica Corp.,COM,893485102,2047,27300,SH,,Sole,0,27300,0,0
Travelers Property Casualty - ,COM,893939108,1189,30400,SH,,Sole,0,30400,0,0
Tribune Corp.,COM,896047107,322,3700,SH,,Sole,0,3700,0,0
Tricon Global Restaurant,COM,895953107,1180,21800,SH,,Sole,0,21800,0,0
Trigon Healthcare,COM,89618L100,1524,41900,SH,,Sole,0,26800,0,15100
Trinity Industries,COM,896522109,476,14200,SH,,Sole,0,12900,0,1300
Tupperware Corp,COM,899896104,3527,138300,SH,,Sole,0,137100,0,1200
TV Guide Cl A,COM,87307Q109,480,13100,SH,,Sole,0,4100,0,9000
Tyco Internatiional LTD,COM,902124106,7158,75550,SH,,Sole,0,74650,0,900
Tyson Foods,COM,902494103,1186,52700,SH,,Sole,0,48800,0,3900
UAL Corp,COM,902549500,1021,15800,SH,,Sole,0,15800,0,0
Unilever N.V.,COM,904784709,6111,87614,SH,,Sole,0,85650,0,1964
Union Carbide,COM,905581104,1945,39900,SH,,Sole,0,39300,0,600
Union Pacific,COM,907818108,816,14000,SH,,Sole,0,13400,0,600
Union Pacific Resources,COM,907834105,1109,68002,SH,,Sole,0,67601,0,401
Unisource,COM,909208100,165,13700,SH,,Sole,0,13700,0,0
Unisys Corp.,COM,909214108,9540,245000,SH,,Sole,0,241700,0,3300
United Healthcare,COM,910581107,1065,17000,SH,,Sole,0,16300,0,700
United Technologies,COM,913017109,7533,104629,SH,,Sole,0,101223,0,3406
Unitrin Inc.,COM,913275103,238,5800,SH,,Sole,0,4000,0,1800
Universal Corp.,COM,913456109,754,26500,SH,,Sole,0,13100,0,13400
Universal Health - B,COM,913903100,372,7800,SH,,Sole,0,7800,0,0
Unocal Corp.,COM,915289102,1906,48100,SH,,Sole,0,48100,0,0
US West,COM,91273H101,8025,136600,SH,,Sole,0,133900,0,2700
USG Corp,COM,903293405,2341,41800,SH,,Sole,0,32000,0,9800
UST Inc.,COM,902911106,1123,38300,SH,,Sole,0,37100,0,1200
USX Steel,COM,90337T101,3534,130900,SH,,Sole,0,129900,0,1000
UtiliCorp United,COM,918005109,2289,94150,SH,,Sole,0,70600,0,23550
Varlen Corp.,COM,922248109,300,7400,SH,,Sole,0,0,0,7400
Vastar Resources,COM,922380100,315,6000,SH,,Sole,0,6000,0,0
Verisign Inc.,COM,92343E102,1604,18600,SH,,Sole,0,17800,0,800
Veritas Software,COM,923436109,380,4000,SH,,Sole,0,2800,0,1200
Viacom Inc Class B,COM,925524308,4272,97100,SH,,Sole,0,96300,0,800
Viad Corp.,COM,92552R109,1612,52100,SH,,Sole,0,32400,0,19700
VISX INC DEL COM,COM,92844S105,285,3600,SH,,Sole,0,2400,0,1200
Vitesse Semiconductor,COM,928497106,398,5900,SH,,Sole,0,5900,0,0
Vlassis Communications,COM,918866104,286,7800,SH,,Sole,0,7800,0,0
Vulcan Materials,COM,929160109,362,7500,SH,,Sole,0,7500,0,0
Wachovia Corp.,COM,929771103,898,10500,SH,,Sole,0,10300,0,200
Waddell & Reed,COM,930059100,413,15001,SH,,Sole,0,15001,0,0
Walgreen,COM,931422109,8116,276300,SH,,Sole,0,271400,0,4900
Wal-Mart Stores,COM,931142103,24352,504700,SH,,Sole,0,495300,0,9400
Warner-Lambert,COM,934488107,1583,22900,SH,,Sole,0,22900,0,0
Waters Corp.,COM,941848103,441,8300,SH,,Sole,0,3900,0,4400
Wells Fargo & Co.,COM,949746101,3279,76700,SH,,Sole,0,75800,0,900
Western Wireless Corp Cl A,COM,95988E204,246,9100,SH,,Sole,0,2100,0,7000
Westpoint Stevens,COM,961238102,236,7900,SH,,Sole,0,4900,0,3000
Whirlpool Corp.,COM,963320106,555,7500,SH,,Sole,0,7400,0,100
Williams Cos.,COM,969457100,787,18500,SH,,Sole,0,18500,0,0
Wilmington Trust,COM,971807102,327,5700,SH,,Sole,0,5700,0,0
Worthington Industries,COM,981811102,894,54400,SH,,Sole,0,54400,0,0
Xerox Corp.,COM,984121103,224,3800,SH,,Sole,0,3800,0,0
Xilinx Inc.,COM,983919101,1414,24700,SH,,Sole,0,23000,0,1700
Xircom Inc.,COM,983922105,391,13000,SH,,Sole,0,0,0,13000
XL Capital Corp,COM,G98255105,212,3751,SH,,Sole,0,0,0,3751
York International,COM,986670107,1370,32000,SH,,Sole,0,32000,0,0
Zale Corporation,COM,988858106,1184,29600,SH,,Sole,0,22700,0,6900
Zions Bancorp,COM,989701107,476,7500,SH,,Sole,0,7500,0,0
        ,,,,,,,,,,,